Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net (loss)/income	¥ 59,907	$ 9,400	¥ (394,827)	¥ (574,781)
Adjustments for:
Depreciation of property and equipment (Note 9)	11,547	1,814	21,256	20,287
Amortization of intangible assets (Note 10)	5,346	839	6,047	1,300
Amortization of prepaid interest expense and service fees to loan companies				304
Foreign exchange losses	199	31	1,358	2,221
Share-based compensation (Note 15)	22,045	3,459	29,027	26,683
Amortization of operating lease right-of-use asset (Note 13)	19,123	3,001	31,177	32,301
Interest expense of operating lease liability (Note 13)	2,995	470	6,182	8,480
Investment income	(2,149)	(337)	(3,658)	(10,116)
Impairment of property and equipment (Note 2 (m))	3,356	527	21,390	6,857
Impairment of intangible assets (Note 10)	2,396	376
Impairment of other current assets (Note 8)	12,104	1,899
Impairment of other non-current assets (Note 8)	1,232	194
Disposal gain on property and equipment	(712)	(112)	(165)
Changes in assets and liabilities:
Accounts receivable	2,994	470	1,468	7,043
Prepayments and other current assets	1,921	301	23,661	29,983
Other non-current assets	5,854	919	1,758	(1,077)
Deferred tax assets	1,573	247	1,789	1,604
Accounts payable	(16,427)	(2,578)	(55,255)	61,391
Salary and welfare payable	(77,431)	(12,151)	(21,536)	45,652
Tax payable	2,329	365	2,987	15,459
Accrued liabilities and other current liabilities	2,530	397	3,932	(606)
Operating lease liability	(27,556)	(4,324)	(29,706)	(42,228)
Other non-current liabilities	(1,128)	(177)	258	2,735
Customer deposits and deferred revenue, current and non-current	(187,200)	(29,376)	50,259	218,344
Net cash used in operating activities	(155,152)	(24,346)	(302,598)	(148,164)
Cash flows from investing activities:
Purchase of short-term investments	(78,424)	(12,306)	(51,019)	(35,841)
Proceeds from maturity of short-term investments	162,721	25,534	224,890	187,737
Purchase of property and equipment	(1,742)	(273)	(2,039)	(49,386)
Purchase of intangible assets	(4,017)	(630)	(7,304)	(2,278)
Proceeds from disposition of property and equipment	985	153	329
Purchase of investment in equity fund (Note 2(j))			(190)	(73)
Proceeds from return of investment in equity fund (Note 2(j))	2,149	337		87
Net cash provided by investing activities	81,672	12,815	164,667	100,246
Cash flows from financing activities:
Proceeds from exercise of share options	1,145	180	2,131	1,097
Cash payment for repurchase ordinary shares (Note 14)				(10,730)
(Prepayment)/cash receipt for the repurchase of ordinary shares program (Note 15)			2,154	(6,711)
Net cash (used in)/provided by financing activities	1,145	180	4,285	(16,344)
Net decrease in cash, cash equivalents and restricted cash	(72,335)	(11,351)	(133,646)	(64,262)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,616)	(411)	(10,829)	2,522
Cash, cash equivalents and restricted cash at the beginning of year	138,507	21,735	282,982	344,722
Cash, cash equivalents and restricted cash at the end of year	63,556	9,973	138,507	282,982
Supplemental schedule of non-cash investing and financing activities:
Accounts payable related to the purchase of property and equipment	147	23	1,761	2,533
Payables related to the purchase of copyright	8,652	1,358	13,130	13,295
Non—cash settlement related to repayment of loan and corresponding de-recognition of related receivables				7,187
Other receivables related to share options settlement (Note 8)	¥ 319	$ 50	¥ 602	¥ 867